Recent Accounting Standards Updates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Recent Accounting Standards Updates [Abstract]
Impact of recent accounting adoption	$ 15.9	$ 15.4